Intangible assets - Exploration expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 1,599	$ 1,958
Exploration expenditures	1,087	1,027	$ 1,371
Expensed exploration expenditures previously capitalised	342	171	2,506
Capitalised exploration	(224)	(194)	(394)
Exploration expenses	1,205	1,004	$ 3,483
Less than one year [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	250	234
Between one and five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	340	692
More than five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 1,009	$ 1,033